Reporting and Accounting Policies - Capitalized Interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Capitalized interest	$ 1.7	$ 1.8	$ 2.8